UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza New York, New York 10112
(Address of principal executive offices)      (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

FORM N-Q

Item 1 Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio
Common Stocks—99.3%
Alcohol & Tobacco—4.6%
Molson Coors Brewing Co., Class B	1,600	$74,800
Philip Morris International, Inc.	850	40,885
Reynolds American, Inc.	1,180	57,372
		173,057
Automotive—0.6%
The Goodyear Tire & Rubber Co. (a)	1,500	22,965

Banking—3.3%
Bank of America Corp.	1,242	43,470
Hudson City Bancorp, Inc.	1,450	26,753
Wells Fargo & Co.	1,440	54,043
		124,266
Cable Television—2.3%
Comcast Corp., Class A	4,340	85,585

Chemicals—1.8%
Air Products & Chemicals, Inc.	550	37,669
The Dow Chemical Co.	950	30,191
		67,860
Computer Software—7.4%
Microsoft Corp.	7,300	194,837
Oracle Corp. (a)	2,550	51,790
Symantec Corp. (a)	1,710	33,482
		280,109
Drugs—5.0%
Merck & Co., Inc.	1,350	42,606
Pfizer, Inc.	1,550	28,582
Wyeth	3,230	119,316
		190,504
Electric—1.5%
American Electric Power Co., Inc.	1,520	56,286

Energy Exploration & Production—0.3%
Apache Corp.	100	10,428

Energy Integrated—10.2%
Chevron Corp.	840	69,283
ConocoPhillips	1,180	86,435
Exxon Mobil Corp.	1,600	124,256
Hess Corp.	250	20,520
Marathon Oil Corp.	950	37,876
Massey Energy Co.	790	28,179
Valero Energy Corp.	605	18,332
		384,881
Energy Services—0.9%
BJ Services Co.	1,805	34,530

Financial Services—5.2%
Ameriprise Financial, Inc.	600	22,920
Citigroup, Inc.	3,665	75,169
JPMorgan Chase & Co.	1,800	84,060
Visa, Inc.	275	16,882
		199,031
Food & Beverages—4.3%
Coca-Cola Enterprises, Inc.	3,140	52,658
Kraft Foods, Inc., Class A	2,586	84,692
Smithfield Foods, Inc. (a)	1,530	24,296
		161,646
Forest & Paper Products—3.1%
Ball Corp.	1,100	43,439
Kimberly-Clark Corp.	1,140	73,918
		117,357
Health Services—0.8%
UnitedHealth Group, Inc.	1,250	31,737

Housing—1.4%
Masco Corp.	2,930	52,564

Insurance—4.4%
Marsh & McLennan Cos., Inc.	1,200	38,112
PartnerRe, Ltd.	585	39,833
The Allstate Corp.	1,320	60,878
The Travelers Cos., Inc.	600	27,120
		165,943
Leisure & Entertainment—3.1%
Brinker International, Inc.	2,660	47,588
Starbucks Corp. (a)	1,300	19,331
Time Warner, Inc.	3,920	51,391
		118,310
Manufacturing—8.9%
Deere & Co.	600	29,700
Dover Corp.	840	34,062
General Electric Co.	2,750	70,125
Honeywell International, Inc.	820	34,071
Parker Hannifin Corp.	700	37,100
Pitney Bowes, Inc.	1,230	40,910
Textron, Inc.	1,240	36,307
The Boeing Co.	960	55,056
		337,331
Medical Products—6.8%
Boston Scientific Corp. (a)	5,280	64,785
Johnson & Johnson	2,810	194,677
		259,462
Metals & Mining—0.9%
Freeport-McMoRan Copper &
Gold, Inc.	575	32,689

Real Estate—1.2%
Public Storage REIT	470	46,535

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio (concluded)
Retail—8.4%
CVS Caremark Corp.	2,040	$68,666
Foot Locker, Inc.	1,050	16,968
J.C. Penney Co., Inc.	1,270	42,342
Liz Claiborne, Inc.	2,895	47,565
The Kroger Co.	2,300	63,204
Wal-Mart Stores, Inc.	1,350	80,851
		319,596
Semiconductors & Components—4.0%
Analog Devices, Inc.	1,450	38,208
Flextronics International, Ltd. (a)	5,200	36,816
Intel Corp.	4,110	76,980
		152,004
Technology—3.5%
eBay, Inc. (a)	2,250	50,355
International Business Machines
Corp.	700	81,872
		132,227
Technology Hardware—2.5%
Cisco Systems, Inc. (a)	2,400	54,144
Dell, Inc. (a)	2,570	42,354
		96,498
Telecommunications—2.1%
Verizon Communications, Inc.	2,450	78,620

Transportation—0.8%
United Parcel Service, Inc., ClassB	510	32,074
Total Common Stocks
(Identified cost $4,328,720)		3,764,095
Total Investments—99.3%
(Identified cost $4,328,720) (b)		$3,764,095
Cash and Other Assets in Excess
of Liabilities—0.7%		27,954

Net Assets—100.0%		$3,792,049

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Small Cap Equity Portfolio
Common Stocks—93.7%
Automotive—1.3%
ArvinMeritor, Inc.	27,000	$352,080
Federal-Mogul Corp. (a)	16,000	200,800
Tenneco, Inc. (a)	11,900	126,497
		679,377

Banking—11.0%
AMCORE Financial, Inc.	27,100	250,675
Bank of the Ozarks, Inc.	13,500	364,500
Cascade Bancorp	50,400	448,056
East West Bancorp, Inc.	33,000	452,100
IBERIABANK Corp.	17,200	909,020
NewAlliance Bancshares, Inc.	55,000	826,650
Prosperity Bancshares, Inc.	14,400	489,456
Signature Bank (a)	18,100	631,328
Sterling Bancshares, Inc.	26,300	274,835
TCF Financial Corp.	31,500	567,000
UCBH Holdings, Inc.	36,200	232,042
Umpqua Holdings Corp.	9,200	135,332
		5,580,994

Chemicals—2.3%
Headwaters, Inc. (a)	25,000	333,750
Hercules, Inc.	12,800	253,312
Polypore International, Inc. (a)	10,800	232,308
Solutia, Inc. (a)	26,500	371,000
		1,190,370

Commercial Services—2.5%
Waste Connections, Inc. (a)	14,100	483,630
Watson Wyatt Worldwide, Inc.,
Class A	15,600	775,788
		1,259,418

Computer Software—3.0%
Ariba, Inc. (a)	17,300	244,449
Secure Computing Corp. (a)	230,100	1,260,948
		1,505,397

Construction & Engineering—1.7%
Chicago Bridge & Iron Co. NV	11,200	215,488
Dycom Industries, Inc. (a)	49,100	639,282
		854,770

Consumer Products—2.0%
Bare Escentuals, Inc. (a)	14,300	155,441
Polaris Industries, Inc.	11,300	514,037
Tempur-Pedic International, Inc.	29,300	344,568
		1,014,046

Drugs—0.7%
Cubist Pharmaceuticals, Inc. (a)	15,300	340,119

Energy Exploration & Production—2.8%
Rex Energy Corp. (a)	32,600	513,776
TXCO Resources, Inc. (a)	87,662	880,126
		1,393,902

Energy Integrated—1.0%
Alpha Natural Resources, Inc. (a)	6,400	329,152
Foundation Coal Holdings, Inc.	4,600	163,668
		492,820

Energy Services—5.1%
Dril-Quip, Inc. (a)	8,200	355,798
Flotek Industries, Inc. (a)	24,600	270,600
Hercules Offshore, Inc. (a)	22,500	341,100
Oceaneering International, Inc. (a)	9,300	495,876
Oil States International, Inc. (a)	13,700	484,295
Pioneer Drilling Co. (a)	24,700	328,510
Trico Marine Services, Inc. (a)	17,100	292,068
		2,568,247

Financial Services—2.4%
Duff & Phelps Corp., Class A (a)	31,900	670,857
Waddell & Reed Financial, Inc.	22,400	554,400
		1,225,257

Gas Utilities—2.6%
Northwest Natural Gas Co.	8,200	426,400
South Jersey Industries, Inc.	24,500	874,650
		1,301,050

Health Services—9.5%
Air Methods Corp. (a)	12,100	342,551
Amedisys, Inc. (a)	3,200	155,744
Emergency Medical Services
Corp., Class A (a)	26,600	794,808
Five Star Quality Care, Inc. (a)	87,600	328,500
inVentiv Health, Inc. (a)	26,900	475,054
Kendle International, Inc. (a)	18,200	813,722
Magellan Health Services, Inc. (a)	13,400	550,204
Pediatrix Medical Group, Inc. (a)	3,900	210,288
Skilled Healthcare Group, Inc.,
Class A (a)	43,900	697,571
Varian, Inc. (a)	10,200	437,580
		4,806,022

Housing—1.4%
Beacon Roofing Supply, Inc. (a)	36,300	567,006
Trex Co., Inc. (a)	7,800	141,258
		708,264

Insurance—1.7%
Flagstone Reinsurance Holdings,
Ltd.	5,500	56,485
HCC Insurance Holdings, Inc.	13,800	372,600
Max Capital Group, Ltd.	18,600	432,078
		861,163

Leisure & Entertainment—3.3%
Bally Technologies, Inc. (a)	21,600	654,048
Choice Hotels International, Inc.	9,800	265,580
Ruby Tuesday, Inc. (a)	50,700	293,553

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Small Cap Equity Portfolio (concluded)
Texas Roadhouse, Inc. (a)	48,800	$438,712
		1,651,893

Manufacturing—7.7%
Altra Holdings, Inc. (a)	15,700	231,732
Kaman Corp.	19,400	552,512
Knoll, Inc.	26,300	397,656
RBC Bearings, Inc. (a)	12,900	434,601
Regal-Beloit Corp.	17,400	739,848
Stanley, Inc. (a)	19,300	712,363
The Middleby Corp. (a)	14,900	809,219
		3,877,931

Medical Products—4.5%
American Medical Systems
Holdings, Inc. (a)	24,400	433,344
PSS World Medical, Inc. (a)	43,400	846,300
Symmetry Medical, Inc. (a)	54,300	1,007,808
		2,287,452

Real Estate—5.4%
Digital Realty Trust, Inc. REIT	17,400	822,150
Healthcare Realty Trust, Inc. REIT	24,200	705,430
LaSalle Hotel Properties REIT	22,900	534,028
Tanger Factory Outlet Centers,
Inc. REIT	15,200	665,608
		2,727,216

Retail—5.3%
Brown Shoe Co., Inc.	47,900	784,602
Iconix Brand Group, Inc. (a)	77,600	1,015,008
Liz Claiborne, Inc.	36,600	601,338
True Religion Apparel, Inc. (a)	10,100	261,085
		2,662,033

Semiconductors & Components—5.4%
CPI International, Inc. (a)	58,500	847,080
Integrated Device Technology, Inc.
(a)	34,900	271,522
Microsemi Corp. (a)	15,000	382,200
ON Semiconductor Corp. (a)	59,900	404,924
Plexus Corp. (a)	17,700	366,390
TTM Technologies, Inc. (a)	47,900	475,168
		2,747,284

Technology—1.8%
United Online, Inc.	98,900	930,649

Technology Hardware—5.2%
Comtech Telecommunications
Corp. (a)	11,300	556,412
F5 Networks, Inc. (a)	16,400	383,432
Houston Wire & Cable Co.	14,900	255,833
Hughes Communications, Inc. (a)	23,800	873,460
Polycom, Inc. (a)	17,300	400,149
Varian Semiconductor Equipment
Associates, Inc. (a)	6,500	163,280
		2,632,566

Telecommunications—3.1%
Alaska Communications Systems
Group, Inc.	71,500	874,445
NTELOS Holdings Corp.	26,600	715,274
		1,589,719

Transportation—1.0%
UTI Worldwide, Inc.	30,800	524,216

Total Common Stocks
(Identified cost $50,671,278)		47,412,175
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—8.6%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$4,470,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$4,464,413)
Proceeds of $4,374,012
(Identified cost $4,374,000)	$4,374	4,374,000

Total Investments—102.3%
(Identified cost $55,045,278) (b)		$51,786,175
Liabilities in Excess of Cash and
Other Assets—(2.3)%		(1,179,816)

Net Assets—100.0%		$50,606,359

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks l 93.1%
Argentina—0.8%
Tenaris SA ADR	66,600	$2,483,514

Canada—2.2%
Telus Corp.	199,300	7,279,108

Finland—1.6%
Nokia Oyj	289,300	5,393,338

France—11.6%
Axa	120,523	3,951,098
BNP Paribas	45,700	4,393,294
GDF Suez	171,500	8,973,835
Groupe Danone	47,800	3,387,092
Sanofi-Aventis	103,380	6,795,313
Total SA	166,872	10,067,538
Total France		37,568,170

Germany—8.1%
Adidas AG	55,095	2,958,948
Allianz SE	30,700	4,222,248
Daimler AG	53,100	2,683,672
E.ON AG	189,300	9,586,772
Siemens AG	74,538	6,995,720
Total Germany		26,447,360

Greece—2.1%
National Bank of Greece SA	65,172	2,679,011
OPAP SA	132,087	4,043,104
Total Greece		6,722,115

Ireland—1.2%
CRH PLC	174,947	3,807,326

Italy—2.8%
Eni SpA	282,295	7,451,202
UniCredit SpA	485,072	1,791,787
Total Italy		9,242,989

Japan—14.2%
Canon, Inc.	64,800	2,422,683
Daito Trust Construction Co., Ltd.	148,300	5,545,025
East Japan Railway Co.	851	6,343,810
Hoya Corp.	152,400	3,019,208
Inpex Holdings, Inc.	362	3,135,341
Japan Tobacco, Inc.	1,541	5,801,630
Mitsubishi Corp.	152,000	3,163,083
Nidec Corp.	70,800	4,354,685
Olympus Corp.	79,000	2,309,746
Sumitomo Mitsui Financial Group,
Inc.	596	3,733,864
T&D Holdings, Inc.	86,950	4,636,710
Tokyo Gas Co., Ltd.	442,000	1,816,125
Total Japan		46,281,910

Netherlands—0.8%
Heineken NV	61,360	2,472,660

Norway—1.1%
Telenor ASA	286,100	3,517,450

Russia—1.7%
Globaltrans Investment PLC
Sponsored GDR (c)	148,400	1,317,792
LUKOIL Sponsored ADR	69,050	4,156,946
Total Russia		5,474,738

Singapore—2.6%
DBS Group Holdings, Ltd.	307,000	3,629,670
Singapore Telecommunications,
Ltd.	2,080,200	4,760,921
Total Singapore		8,390,591

Spain—1.3%
Banco Santander SA	289,360	4,380,207

Sweden—1.9%
Telefonaktiebolaget LM Ericsson,
B Shares	643,260	6,064,184

Switzerland—12.9%
Nestle SA	197,140	8,526,711
Novartis AG	274,500	14,357,826
Roche Holding AG	55,800	8,698,491
Swisscom AG	10,630	3,174,692
UBS AG (a)	215,700	3,728,876
Zurich Financial Services AG	12,200	3,381,761
Total Switzerland		41,868,357

Turkey—1.3%
Turkcell Iletisim Hizmetleri AS
ADR	276,936	4,151,271

United Kingdom—24.9%
BAE Systems PLC	1,047,500	7,687,683
BG Group PLC	167,800	3,022,015
BP PLC	822,118	6,843,958
British American Tobacco PLC	97,870	3,197,925
Diageo PLC	374,006	6,331,174
GlaxoSmithKline PLC	272,500	5,887,197
HSBC Holdings PLC	361,800	5,859,294
Imperial Tobacco Group PLC	231,920	7,451,400
National Grid PLC	268,323	3,408,995
Old Mutual PLC	2,037,657	2,848,942
Prudential PLC	416,800	3,836,543
Reckitt Benckiser Group PLC	64,500	3,122,975
Tesco PLC	704,600	4,900,109
Unilever PLC	253,200	6,873,371
Vodafone Group PLC	4,331,066	9,568,182
Total United Kingdom		80,839,763
Total Common Stocks
(Identified cost $355,873,513)		302,385,051

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard Retirement International Equity Portfolio (concluded)
Repurchase Agreement—5.1%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$16,860,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$16,838,925)
Proceeds of $16,505,046
(Identified cost $16,505,000)	$16,505	$16,505,000

Total Investments—98.2%
(Identified cost $372,378,513) (b)		$318,890,051

Cash and Other Assets in Excess
of Liabilities—1.8%		5,680,340

Net Assets—100.0%		$324,570,391

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks—92.1%
Argentina—2.1%
Tenaris SA ADR	185,000	$6,898,650

Bahrain—0.5%
Investcorp Bank BSC GDR	39,804	806,031
Investcorp Bank BSC GDR (c)	41,584	842,076
Total Bahrain		1,648,107

Brazil—9.2%
Banco do Brasil SA	608,800	7,278,470
Companhia de Concessoes
Rodoviarias	280,200	3,681,223
Empresa Brasileira de Aeronautica
SA ADR	150,900	4,075,809
Iochpe Maxion SA	159,366	1,824,891
JHSF Participacoes SA	913,000	1,583,320
Redecard SA	550,957	7,203,642
Souza Cruz SA	187,311	4,477,785
Total Brazil		30,125,140

Canada—0.5%
First Quantum Minerals, Ltd.	46,500	1,747,710

China—0.5%
Shougang Concord International
Enterprises Co., Ltd.	11,096,000	1,568,585

Egypt—3.3%
Eastern Tobacco	58,924	2,925,483
Egyptian Company for Mobile
Services	139,427	2,711,512
Orascom Construction Industries	61,099	3,523,008
Orascom Telecom Holding SAE	247,732	1,799,901
Total Egypt		10,959,904

Hungary—0.7%
OTP Bank Nyrt (a)	64,457	2,336,369

India—8.2%
Grasim Industries, Ltd.	71,563	2,616,072
Hero Honda Motors, Ltd.	140,367	2,635,439
Oil and Natural Gas Corp., Ltd.	515,485	11,558,540
Punjab National Bank, Ltd.	333,840	3,460,313
Satyam Computer Services, Ltd.	782,062	4,950,876
State Bank of India	56,966	1,820,373
Total India		27,041,613

Indonesia—6.7%
PT Astra International Tbk	3,538,000	6,336,940
PT Bank Mandiri Tbk	20,969,000	5,827,559
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	264,600	7,879,788
PT United Tractors Tbk	2,060,050	2,057,613
Total Indonesia		22,101,900

Israel—3.8%
Bank Hapoalim BM	1,621,475	5,162,945
Delek Automotive Systems, Ltd.	187,500	1,848,985
Israel Chemicals, Ltd.	368,112	5,581,057
Total Israel		12,592,987

Malaysia—1.9%
British American Tobacco
Malaysia Berhad	299,800	3,618,476
PLUS Expressways Berhad	3,169,100	2,486,236
Total Malaysia		6,104,712

Mexico—3.8%
Desarrolladora Homex SA de CV
ADR (a)	109,090	4,823,960
Fomento Economico Mexicano
SAB de CV Sponsored ADR	15,440	588,882
Grupo Televisa SA Sponsored
ADR	125,500	2,744,685
Kimberly-Clark de Mexico SAB de
CV, Series A	1,012,900	4,399,282
Total Mexico		12,556,809

Pakistan—0.3%
Pakistan Petroleum, Ltd.	343,670	855,288

Philippines—3.0%
Philippine Long Distance
Telephone Co. Sponsored ADR	177,700	10,011,618

Russia—9.7%
Eurasia Drilling Co., Ltd. GDR (c)	133,700	2,072,350
Evraz Group SA GDR	77,000	2,910,600
LUKOIL Sponsored ADR	171,600	10,330,658
Mechel Sponsored ADR	219,100	3,935,036
Mobile TeleSystems Sponsored
ADR	153,300	8,586,333
Oriflame Cosmetics SA SDR	89,019	4,131,207
Total Russia		31,966,184

Singapore—0.5%
Cosco Corp. (Singapore), Ltd.
ADR	307,500	1,552,875

South Africa—14.9%
Aquarius Platinum, Ltd.	502,399	2,488,922
Kumba Iron Ore, Ltd.	289,741	6,719,711
Massmart Holdings, Ltd.	530,000	4,829,351
Murray & Roberts Holdings, Ltd.	331,588	4,049,933
Naspers, Ltd., N Shares	127,422	2,519,953
Nedbank Group, Ltd.	556,179	7,051,946
Pretoria Portland Cement Co., Ltd.	1,463,329	5,594,465
Sanlam, Ltd.	2,196,492	4,722,486
Steinhoff International Holdings, Ltd.	1,983,362	3,807,942
Truworths International, Ltd.	1,964,254	7,136,486
Total South Africa		48,921,195

South Korea—11.3%
Amorepacific Corp.	3,769	2,036,924
GS Engineering & Construction
Corp.	37,820	3,083,760
Hite Brewery Co., Ltd. (a)	28,442	5,293,990
Hite Holdings Co., Ltd.	22,399	540,609

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Kookmin Bank	138,718	$6,078,847
Samsung Electronics Co., Ltd.
GDR (c)	41,276	9,245,824
Shinhan Financial Group Co., Ltd.	137,112	4,943,516
Woongjin Coway Co., Ltd.	236,132	5,961,003
Total South Korea		37,184,473

Taiwan—4.1%
Advanced Semiconductor
Engineering, Inc.	3,237,009	1,651,816
Advantech Co., Ltd.	888,031	1,718,317
Hon Hai Precision Industry Co.,
Ltd.	1,231,428	4,381,417
Taiwan Semiconductor
Manufacturing Co., Ltd.	3,420,699	5,624,368
Total Taiwan		13,375,918

Thailand—1.1%
Banpu Public Co., Ltd.	412,500	3,674,898

Turkey—6.0%
Ford Otomotiv Sanayi AS	321,875	1,724,551
Turkcell Iletisim Hizmetleri AS	1,674,787	10,280,212
Turkiye Is Bankasi, C Shares	1,837,053	7,670,435
Total Turkey		19,675,198

Total Common Stocks
(Identified cost $381,964,247)		302,900,133

Preferred Stocks—6.5%
Brazil—6.5%
AES Tiete SA	384,978	3,115,593
Companhia Energetica de Minas
Gerais	60,631	1,198,027
Companhia Vale do Rio Doce, A
Shares	476,900	8,197,698
Klabin SA	821,900	1,710,402
Suzano Papel e Celulose SA	322,156	2,751,082
Tam SA Sponsored ADR	235,900	4,449,074
Total Brazil		21,421,876
Total Preferred Stocks
(Identified cost $28,853,221)		21,421,876
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.3%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$7,800,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$7,790,250)
Proceeds of $7,635,021
(Identified cost $7,635,000)	$7,635	7,635,000

Total Investments—100.9%
(Identified cost $418,452,468) (b)	$331,957,009
Liabilities in Excess of Cash and
Other Assets—(0.9)%	(2,898,723)

Net Assets—100.0%	$329,058,286

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized depreciation are as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Depreciation
Retirement U.S. Strategic Equity	$4,328,720	$113,298	$677,923	$564,625
Retirement U.S. Small Cap Equity	55,045,278	1,970,162	5,229,265	3,259,103
Retirement International Equity	372,378,513	5,697,002	59,185,464	53,488,462
Retirement Emerging Markets Equity	418,452,468	3,015,992	89,511,451	86,495,459

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2008, these securities amounted to 0.4% and 3.7% of net assets of Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Equity Portfolio, respectively, and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets Equity
Industry	Portfolio	Portfolio

Agriculture	–%	1.7%
Alcohol & Tobacco	7.8	5.1
Automotive	0.8	3.3
Banking	8.2	14.2
Building Materials	–	1.7
Cable Television	–	0.8
Commercial Services	1.0	0.6
Construction & Engineering	–	3.2
Consumer Products	1.7	4.8
Drugs	11.0	–
Electric	4.0	1.3
Energy Exploration & Production	1.0	3.8
Energy Integrated	9.6	4.3
Energy Services	0.8	2.7
Financial Services	2.0	5.6
Food & Beverages	5.8	0.2
Forest & Paper Products	–	2.7
Gas Utilities	3.3	–
Housing	2.9	2.3
Insurance	6.2	–
Leisure & Entertainment	1.2	0.8
Manufacturing	4.5	3.4
Metals & Mining	–	7.9
Real Estate	–	0.5
Retail	2.4	3.6
Semiconductors & Components	1.7	5.0
Technology	1.3	1.5
Technology Hardware	3.5	1.9
Telecommunications	10.0	12.5
Transportation	2.4	3.2
Subtotal	93.1	98.6
Repurchase Agreements	5.1	2.3
Total Investments	98.2%	100.9%

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
September 30, 2008 (unaudited)

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

	U.S. Strategic	U.S. Small Cap
	Equity Portfolio	Equity Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$3,764,095	$47,412,175
Level 2	-	4,374,000
Level 3	-	-
Total	$3,764,095	$51,786,175

	International Equity	Emerging Markets
	Portfolio	Equity Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$302,385,051	$324,322,009
Level 2	16,505,000	7,635,000
Level 3	-	-
Total	$318,890,051	$331,957,009

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll Charles Carroll Chief Executive Officer

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll Charles Carroll Chief Executive Officer

Date: By:	November 28, 2008 /s/ Stephen St. Clair Stephen St. Clair Chief Financial Officer

Date:	November 28, 2008